Prepayments (Tables)	12 Months Ended
Jun. 30, 2023
Prepayments
Summary of prepayments

	June 30,	June 30,
	2023	2022
Prepaid mining equipment purchase prices*	$—	$18,175,800
Prepaid expenses	343,597	20,625
Total prepayments	343,597	18,196,425

*The balance is the payment the Company prepaid for 2,760 units cryptocurrency mining equipment, of which 1,700 units were arrived in Marion Indiana in July 2022 and the remaining 1,060 units were delivered in December 2022.